Purchase Receivables (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2020	Dec. 31, 2020
Outstanding balance			$ 1,359,165
CapCall [Member]
Proceeds from factoring		$ 1,000,000
Future receipts from customers	$ 1,300,000	1,300,000
Outstanding balance			820,515
CapCall [Member] | Tranche One [Member]
Payment for factoring			21,500
CapCall [Member] | Tranche Two [Member]
Payment for factoring			13,000
CapCall [Member] | Tranche Three [Member]
Payment for factoring			8,995
Fox Capital [Member]
Proceeds from factoring	475,000
Future receipts from customers	$ 607,500	$ 607,500
Payment for factoring			4,050
Outstanding balance			$ 538,650